SUBSEQUENT EVENTS (Details) $ in Thousands			2 Months Ended
	Feb. 27, 2023	Feb. 22, 2023 USD ($)	Mar. 14, 2023 USD ($)	Feb. 24, 2023	Jan. 01, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 115,876	$ 41,436	$ 105
Ruby Hill, Nevada
Disclosure of detailed information about borrowings [line items]
Payments of deferred compensation			$ 27,000
Total consideration					$ 11,000
Business acquisition, equity interest issued or issuable (in shares) | shares					5,515,313
Subsequent Event | Paycore Minerals Inc.
Disclosure of detailed information about borrowings [line items]
Percentage owned				10.00%
Subsequent Event | Paycore Minerals Inc.
Disclosure of detailed information about borrowings [line items]
Exchange ratio	68.00%
Premium paid, percentage	36.00%
Volume-weighted average price	20 days
Premium based on closing price, percentage				26.00%
Percentage owned				90.00%
Subsequent Event | Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 65,000
Interest at fixed rate		8.00%
Borrowing term		4 years
Period not redeemable from closing date		90 days
Obligation to repurchase period		120 days
Redemption price percentage		100.00%
Subsequent Event | Convertible Debentures | Certain Director And Officers
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 230